Investment Strategy - Anydrus Advantage ETF	Jul. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in a combination of equity securities, fixed income securities and ETFs (“Underlying Funds”) representing a broad range of asset classes. The Fund seeks to provide attractive risk adjusted returns over market cycles by investing in a broadly diversified portfolio. In doing so, the Fund seeks to provide investors with 1) reduced correlation to U.S. only stock and bond market movements, and 2) multiple alternative return sources that are independent from traditional U.S. stock and bond markets. A complementary strategy to holding a diverse asset-based portfolio is the fund manager's use of opportunistic selection of individual securities to hold within the selected asset class mix.

The Underlying Funds in which the Fund invests each primarily invest in (1) equity securities of domestic, foreign, and emerging market issuers, (2) U.S. fixed income securities, (3) real estate investment trusts, (4) master-limited partnerships, (5) agency and mortgage-backed securities, (6) managed futures contracts or (7) physical commodities. The Fund may also invest in money market funds depending on market conditions. Underlying Funds that invest in equity securities may do so without regard to market capitalization and may invest in American Depositary Receipts (“ADRs”). Fixed income Underlying Funds may invest in fixed income securities of any maturity or credit quality including non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency.

The Fund may also invest directly in individual equity securities without regard to capitalization and individual bonds from issuers of any credit quality or maturity, including high yield or “junk” bonds. The Fund considers an emerging market country to include any country that is (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index.

The Fund has flexibility to invest in a broad range of equity, fixed income and alternative asset classes in the U.S. and other markets throughout the world. The Adviser invests the Fund’s assets, either directly or through Underlying Funds, in accordance with the following investment exposure ranges:

Equity Securities	30% to 70%
Fixed Income Securities	30% to 70%
Alternative Assets	0% to 30%
Cash/Money Market Funds	0% to 30%

The Adviser utilizes rules-based, quantitative systems combined with discretionary analysis to measure market risk and selects the underlying assets to buy and sell for the Fund. The Adviser manages the Fund’s portfolio using an investment process that analyzes fundamental, market-related, technical and statistical attributes of eligible securities to assess total return potential.

The Fund may hedge up to 10% of its portfolio by investing in futures contracts on equity indexes, U.S. and foreign sovereign bonds, commodities or volatility indexes.

Through these actions, the Adviser seeks to provide favorable returns relative to standard benchmarks on both an absolute total return as well as on a risk-adjusted return basis.

The Fund may engage in frequent trading of its portfolio, resulting in a higher portfolio turnover rate.